Corporate Information (Details) - BRL (R$) R$ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 16, 2021	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate Information (Details) [Line Items]
Commercial amount	R$ 3,973		R$ 3,132	R$ 798
Installments date description	the Company, in installments between December 2021 and January 2024
Installments year percentage	1.20%
Total payment		R$ 850	1,850	1,000
Remaining balance			95	R$ 403
Discount rate				10.40%	9.80%
Growth rate				6.60%	4.62%
GPA [Member]
Corporate Information (Details) [Line Items]
Commercial amount			R$ 1,200